SCHEDULE OF FAIR VALUE OF DERIVATIVE LIABILITIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Accounting Policies [Abstract]
Fair value at beginning of period				$ 35,710
Net change in the fair value of derivative liabilities				(35,710)
Fair value at end of period